BUSINESS COMBINATIONS (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Apr. 06, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 12, 2021	Jan. 12, 2021	Oct. 12, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues		$ 1,700,000	$ 25,000	$ 1,700,000
Purchase price					$ 0.10	$ 10.00	$ 10.00
Merger Agreement with Merger Sub and Better Therapeutics
Business Acquisition [Line Items]
Consideration (in shares)	15,000,000
PIPE Shareholders | Merger Agreement with Merger Sub and Better Therapeutics
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues	$ 50,000,000
Purchase price	$ 10.00